JPMorgan International Focus Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Australia — 1.9%
BHP Group Ltd. (a)	1,115	27,485
Belgium — 2.0%
KBC Group NV	378	28,995
Canada — 4.8%
Alimentation Couche-Tard, Inc.	471	24,843
Canadian Pacific Kansas City Ltd.	233	18,544
Intact Financial Corp.	154	27,328
		70,715
China — 5.1%
Tencent Holdings Ltd.	851	44,755
Yum China Holdings, Inc.	647	29,920
		74,675
Denmark — 1.6%
Novo Nordisk A/S, Class B	269	22,705
France — 13.9%
Air Liquide SA	188	32,798
Cie Generale des Etablissements Michelin SCA	521	18,099
Dassault Systemes SE	411	16,055
Legrand SA	196	19,964
LVMH Moet Hennessy Louis Vuitton SE	52	38,273
Safran SA	183	45,419
Vinci SA	303	32,765
		203,373
Germany — 4.8%
Deutsche Telekom AG (Registered)	1,214	40,740
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	54	29,106
		69,846
Hong Kong — 1.6%
Hong Kong Exchanges & Clearing Ltd.	610	23,875
India — 3.3%
HDFC Bank Ltd., ADR	599	36,312
Infosys Ltd., ADR	507	11,134
		47,446
Indonesia — 1.5%
Bank Central Asia Tbk. PT	38,268	22,107
Italy — 2.3%
UniCredit SpA	731	33,575
Japan — 15.3%
Hitachi Ltd.	1,100	27,639
Hoya Corp.	121	16,302
ITOCHU Corp.	358	16,461
Mitsubishi UFJ Financial Group, Inc.	2,339	29,584
Mitsui Fudosan Co. Ltd.	2,274	20,519

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Shin-Etsu Chemical Co. Ltd.	542	16,812
Sony Group Corp.	2,078	45,862
Terumo Corp.	1,252	23,511
Tokio Marine Holdings, Inc.	821	27,093
		223,783
Mexico — 1.0%
Wal-Mart de Mexico SAB de CV	5,589	14,560
Netherlands — 2.6%
ASML Holding NV	30	22,038
Heineken NV	234	16,305
		38,343
Singapore — 3.1%
DBS Group Holdings Ltd.	1,373	44,945
South Korea — 1.2%
Kia Corp.	260	18,146
Spain — 1.5%
Industria de Diseno Textil SA	410	22,263
Sweden — 3.6%
Atlas Copco AB, Class A	1,363	22,774
Volvo AB, Class B	1,104	30,410
		53,184
Switzerland — 2.0%
Lonza Group AG (Registered)	45	28,405
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	220	46,155
Taiwan Semiconductor Manufacturing Co. Ltd.	751	25,063
		71,218
United Kingdom — 13.3%
3i Group plc	879	42,232
Diageo plc	784	23,341
InterContinental Hotels Group plc	155	20,710
London Stock Exchange Group plc	135	20,150
NatWest Group plc	4,404	23,481
RELX plc	887	44,017
SSE plc	1,044	21,026
		194,957
United States — 7.9%
Linde plc	65	29,004
Nestle SA (Registered)	320	27,194
Shell plc	1,813	59,507
		115,705
Total Common Stocks (Cost $1,165,496)		1,450,306

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.1%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (b) (c) (Cost $5,462)	5,460	5,462
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $25,481)	25,481	25,481
Total Short-Term Investments (Cost $30,943)		30,943
Total Investments — 101.3% (Cost $1,196,439)		1,481,249
Liabilities in Excess of Other Assets — (1.3)%		(19,137)
NET ASSETS — 100.0%		1,462,112

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $23,658.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.8%
Semiconductors & Semiconductor Equipment	6.3
Capital Markets	5.8
Insurance	5.6
Chemicals	5.3
Oil, Gas & Consumable Fuels	4.0
Machinery	3.6
Hotels, Restaurants & Leisure	3.4
Household Durables	3.1
Aerospace & Defense	3.1
Interactive Media & Services	3.0
Professional Services	3.0
Diversified Telecommunication Services	2.7
Health Care Equipment & Supplies	2.7
Beverages	2.7
Consumer Staples Distribution & Retail	2.7
Textiles, Apparel & Luxury Goods	2.6
Construction & Engineering	2.2
Life Sciences Tools & Services	1.9
Industrial Conglomerates	1.9
Metals & Mining	1.9
Food Products	1.8
Pharmaceuticals	1.5
Specialty Retail	1.5
Electric Utilities	1.4
Real Estate Management & Development	1.4
Electrical Equipment	1.3
Ground Transportation	1.3
Automobiles	1.2
Automobile Components	1.2
Trading Companies & Distributors	1.1
Software	1.1
IT Services	0.8
Short-Term Investments	2.1

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$	$	$	$
Australia	—	27,485	—	27,485
Belgium	—	28,995	—	28,995
Canada	70,715	—	—	70,715
China	29,920	44,755	—	74,675
Denmark	—	22,705	—	22,705
France	—	203,373	—	203,373
Germany	—	69,846	—	69,846
Hong Kong	—	23,875	—	23,875

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$47,446	$—	$—	$47,446
Indonesia	—	22,107	—	22,107
Italy	—	33,575	—	33,575
Japan	—	223,783	—	223,783
Mexico	14,560	—	—	14,560
Netherlands	—	38,343	—	38,343
Singapore	—	44,945	—	44,945
South Korea	—	18,146	—	18,146
Spain	—	22,263	—	22,263
Sweden	—	53,184	—	53,184
Switzerland	—	28,405	—	28,405
Taiwan	46,155	25,063	—	71,218
United Kingdom	—	194,957	—	194,957
United States	—	115,705	—	115,705
Total Common Stocks	208,796	1,241,510	—	1,450,306
Short-Term Investments
Investment Companies	5,462	—	—	5,462
Investment of Cash Collateral from Securities Loaned	25,481	—	—	25,481
Total Short-Term Investments	30,943	—	—	30,943
Total Investments in Securities	$239,739	$1,241,510	$—	$1,481,249
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$26,162	$84,666	$105,367	$1	$— (c)	$5,462	5,460	$175	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	49,416	30,966	54,901	—	— (c)	25,481	25,481	244	—
Total	$75,578	$115,632	$160,268	$1	$— (c)	$30,943		$419	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
(c)	Amount rounds to less than one thousand.